TAXES ON INCOME - Disclosure of detailed information about income tax expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current taxes	$ 186	$ 28	$ 182
Deferred taxes, net	(165)	(150)	394
Taxes on income from previous years	71	(901)	195
Income tax expense (benefit)	$ 92	$ (1,023)	$ 771